Investments - Changes in Marketable Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Securities, FV-NI [Roll Forward]
(Loss) gain on change in fair value		$ (5,700)
Invitae
Investments Owned [Roll Forward]
Balance at beginning of period (in shares)	2,769,189
Shares received upon milestone achievement (in shares)	1,100,190
Sale of investment (in shares)	(3,869,379)
Balance at end of period (in shares)	0	2,769,189
Equity Securities, FV-NI [Roll Forward]
Balance Beginning of period	$ 115,780
Shares received upon milestone achievement	35,338
(Loss) gain on change in fair value	(3,066)
Sale of investment	(148,052)
Balance, End of period	$ 0	$ 115,780
OncoCyte
Investments Owned [Roll Forward]
Balance at beginning of period (in shares)	88,101
Shares received upon milestone achievement (in shares)	30,152
Sale of investment (in shares)	(118,253)
Balance at end of period (in shares)	0	88,101
Equity Securities, FV-NI [Roll Forward]
Balance Beginning of period	$ 211
Shares received upon milestone achievement	147
(Loss) gain on change in fair value	123
Sale of investment	(481)
Balance, End of period	$ 0	$ 211
Oncimmune Holdings plc (Oncimmune)
Investments Owned [Roll Forward]
Balance at beginning of period (in shares)	560,416
Shares received upon milestone achievement (in shares)	86,218
Sale of investment (in shares)	(646,634)
Balance at end of period (in shares)	0	560,416
Equity Securities, FV-NI [Roll Forward]
Balance Beginning of period	$ 1,258
Shares received upon milestone achievement	220
(Loss) gain on change in fair value	61
Sale of investment	(1,539)
Balance, End of period	$ 0	$ 1,258
HTG Molecular Diagnostics, Inc (HTGM)
Investments Owned [Roll Forward]
Balance at beginning of period (in shares)	55,556
Shares received upon milestone achievement (in shares)	0
Sale of investment (in shares)	(55,556)
Balance at end of period (in shares)	0	55,556
Equity Securities, FV-NI [Roll Forward]
Balance Beginning of period	$ 266
Shares received upon milestone achievement	0
(Loss) gain on change in fair value	65
Sale of investment	(331)
Balance, End of period	$ 0	$ 266